Nature of Business and Organization (Details)	Dec. 31, 2020	Aug. 31, 2016
Nature of Business and Organization (Details) [Line Items]
Percentage of equity interest		51.05%
Hangzhou Yiquansheng [Member]
Nature of Business and Organization (Details) [Line Items]
Percentage of equity ownership	100.00%